Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Payments Due by Period, Total	$ 78,070
Payments Due by Period, Less than 1-year	64,339
Payments Due by Period, 2-year	2,318
Payments Due by Period, 3-year	2,318
Payments Due by Period, 4-year	2,318
Payments Due by Period, 5-year	2,318
Payments Due by Period, More than 5-years	4,459
Service Fee To Manager [Member]
Payments Due by Period, Total	8,175
Payments Due by Period, Less than 1-year	1,635
Payments Due by Period, 2-year	1,635
Payments Due by Period, 3-year	1,635
Payments Due by Period, 4-year	1,635
Payments Due by Period, 5-year	1,635
Payments Due by Period, More than 5-years	0
Management Fee To Manager [Member]
Payments Due by Period, Total	9,013
Payments Due by Period, Less than 1-year	1,822
Payments Due by Period, 2-year	683
Payments Due by Period, 3-year	683
Payments Due by Period, 4-year	683
Payments Due by Period, 5-year	683
Payments Due by Period, More than 5-years	4,459
Long-term Debt [Member]
Payments Due by Period, Total	59,687
Payments Due by Period, Less than 1-year	59,687
Payments Due by Period, 2-year	0
Payments Due by Period, 3-year	0
Payments Due by Period, 4-year	0
Payments Due by Period, 5-year	0
Payments Due by Period, More than 5-years	0
Interest on Variable Rate Debt [Member]
Payments Due by Period, Total	1,195
Payments Due by Period, Less than 1-year	1,195
Payments Due by Period, 2-year	0
Payments Due by Period, 3-year	0
Payments Due by Period, 4-year	0
Payments Due by Period, 5-year	0
Payments Due by Period, More than 5-years	$ 0